Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 2,370,963	$ 1,853,362
Accounts receivable (including amounts of related party of nil and $177,595 as of September 30, 2023 and December 31,2022, respectively)	162	201,546
Inventory, net	217,328	595,222
Other current assets	451,698	195,787
Total current assets	3,040,151	2,845,917
Intangible assets, net	29,422,937	32,806,738
Property and equipment, net	1,161,482	1,375,676
Other assets	235,215	80,683
Total assets	33,859,785	37,109,014
Contract liabilities	111,717	0
Convertible notes payable, related party	0	376,526
Other notes payable, related party	42,000	884,000
Accrued expenses and others current liabilities	665,768	1,212,386
Total current liabilities	819,485	2,472,912
Convertible notes payable - noncurrent (including amounts of related party of $2,000,000 and nil as of September 30, 2023 and December 31, 2022, respectively)	3,000,000	0
Senior secured convertible notes measured at fair value	2,000,000	0
Other notes payable, related party - noncurrent	270,000	0
Other long-term liabilities	89,333	8,096
Total liabilities	6,178,818	2,481,008
Stockholders' equity:
Common stock, $0.01 par value; 300,000,000 shares authorized as of September 30, 2023 and December 31, 2022, 20,292,624 and 20,011,602 shares issued and outstanding as of September 30, 2023 and December 31, 2022, respectively	202,926	200,116
Additional paid-in capital	59,763,987	58,745,149
Accumulated deficit	(31,961,654)	(24,115,606)
Translation adjustment	(324,292)	(201,653)
Total stockholders' equity	27,680,967	34,628,006
Total liabilities and stockholders' equity	$ 33,859,785	$ 37,109,014